Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000230762 [Member] | United States Treasury Bill 4 115 9 25 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000230762 [Member] | United States Treasury Bill 4 069 7 24 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000230762 [Member] | United States Treasury Bill 4 096 10 23 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000230762 [Member] | United States Treasury Note 4 500 11 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230762 [Member] | United States Treasury Note 4 125 11 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230762 [Member] | United States Treasury Note 3 375 5 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230762 [Member] | United States Treasury Note 4 375 5 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230762 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230762 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230762 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230762 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230762 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230762 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230762 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230762 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230762 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230762 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230762 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230762 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230762 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000230762 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230762 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.10%)
C000230762 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230762 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000230762 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000230762 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000230760 [Member] | United States Treasury Bill 4 115 9 25 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000230760 [Member] | United States Treasury Bill 4 069 7 24 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000230760 [Member] | United States Treasury Bill 4 096 10 23 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000230760 [Member] | United States Treasury Note 4 500 11 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230760 [Member] | United States Treasury Note 4 125 11 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230760 [Member] | United States Treasury Note 3 375 5 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230760 [Member] | United States Treasury Note 4 375 5 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230760 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230760 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230760 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230760 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230760 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230760 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230760 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230760 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230760 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230760 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230760 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230760 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000230760 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230760 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.10%)
C000230760 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230760 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000230760 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000230760 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%